Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair value of financial assets on a recurring basis

The estimated fair values of the Company’s financial assets (cash equivalents and marketable securities) as of June 30, 2014 (in thousands) are as follows:

		Fair Value Measurements at Reporting Date Using
	June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money market funds	$4,009	$4,009	$0	$0
Commercial paper	11,800	0	11,800	0
Corporate notes	2,501	0	2,501	0
Government sponsored enterprise issues	20,880	0	20,880	0
U.S. Treasury securities	3,176	0	3,176	0

	$42,366	$4,009	$38,357	$0

The estimated fair values of the Company’s financial assets (cash equivalents and marketable securities) as of December 31, 2013 (in thousands) are as follows:

		Fair Value Measurements at Reporting Date Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	$200	$200	$0	$0
Money market funds	769	769	0	0
Commercial paper	12,910	0	12,910	0
Corporate notes	16,713	0	16,713	0
Government sponsored enterprise issues	36,167	0	36,167	0
U.S. Treasury securities	3,231	0	3,231	0

	$69,990	$969	$69,021	$0

The estimated fair values of the Company’s financial assets (cash equivalents and marketable securities) as of as of December 31, 2013 (in thousands):

		Fair Value Measurements at Reporting Date Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	$200	$200	$0	$0
Money market funds	769	769	0	0
Commercial paper	12,910	0	12,910	0
Corporate notes	16,713	0	16,713	0
Government sponsored enterprise issues	36,167	0	36,167	0
U.S. Treasury securities	3,231	0	3,231	0

	$69,990	$969	$69,021	$0

The estimated fair values of the Company’s financial assets (cash equivalents and marketable securities) as of December 31, 2012 (in thousands):

		Fair Value Measurements at Reporting Date Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	$200	$200	$0	$0
Money market funds	27	27	0	0
Commercial paper	23,932	0	23,932	0
Corporate notes	6,294	0	6,294	0
Government sponsored enterprise issues	36,577	0	36,577	0
U.S. Treasury securities	17,313	0	17,313	0

	$84,343	$227	$84,116	$0